Property and Equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

8. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Computer equipment	2,151,472	2,105,695	269,674
Furniture and fixture	590,217	590,217	75,588
Office equipment	90,057	90,057	11,533
Leasehold improvements	652,073	652,073	83,510
Less: accumulated depreciation	(3,447,308)	(3,409,686)	(436,673)
Net book value	36,511	28,356	3,632

Depreciation expense of property and equipment totalled HK$81,434 and HK$17,055 (US$2,184) for the six months ended June 30, 2023 and 2024, respectively.

During the six months ended June 30, 2024, the Company disposed of a computer server with a cost of HK$54,677, which was acquired before the fiscal year ended December 31, 2012 and was fully depreciated. The Company did not sell the equipment; accordingly, no gain or loss for this disposal was recorded.